Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Significant Accounting Policies
Schedule of entities in which bank directly or indirectly owns a controlling interest

				Interest Owned
				Direct		Indirect		Total
			Functional	2017	2018	2017	2018	2017	2018
RUT	Subsidiaries	Country	Currency	%	%	%	%	%	%
96,767,630-6	Banchile Administradora General de Fondos S.A.	Chile	Ch$	99.98	99.98	0.02	0.02	100.00	100.00
96,543,250-7	Banchile Asesoría Financiera S.A.	Chile	Ch$	99.96	99.96	—	—	99.96	99.96
77,191,070-K	Banchile Corredores de Seguros Ltda.	Chile	Ch$	99.83	99.83	0.17	0.17	100.00	100.00
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	Ch$	99.70	99.70	0.30	0.30	100.00	100.00
96,932,010-K	Banchile Securitizadora S.A.	Chile	Ch$	99.01	99.01	0.99	0.99	100.00	100.00
96,645,790-2	Socofin S.A.	Chile	Ch$	99.00	99.00	1.00	1.00	100.00	100.00

Schedule of maximum period for write-offs of loans

Type of Loan	Term
Consumer loans – secured and unsecured	6	months
Other transactions – unsecured	24	months
Commercial loans – secured	36	months
Residential mortgage loans	48	months
Consumer leases	6	months
Other non-real estate lease transactions	12	months
Real estate leases (commercial or residential)	36	months

Schedule of estimated useful lives

Buildings	50	years
Installations (in general)	10	years
Equipment	5	years
Office furniture	5	years